Fair value of financial instruments (Details 2) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
At Fair Value Through Profit or Loss	R$ 464,682	R$ 434,169
Fair value, Beginning balance	69,045
Fair value, Ending balance	78,208	69,045
Fair value, Beginning balance	(63,204)
Fair value, Ending balance	(76,861)	(63,204)
Fair value, Ending balance	(76,861)	(63,204)
Fair value, Ending balance	464,682	434,169
Swap contract [member]
IfrsStatementLineItems [Line Items]
Fair value, Beginning balance	(34,646)
Fair value, Ending balance	(39,068)	(34,646)
Fair value, Ending balance	(39,068)	(34,646)
Forward contract [member]
IfrsStatementLineItems [Line Items]
Fair value, Beginning balance	(762)
Fair value, Ending balance	(65)	(762)
Fair value, Ending balance	(65)	(762)
Other Derivative Financial Instruments [Member]
IfrsStatementLineItems [Line Items]
Fair value, Beginning balance	(5,249)
Fair value, Ending balance	(7,846)	(5,249)
Fair value, Ending balance	(7,846)	(5,249)
Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Fair value, Beginning balance	1,563
Total gains or losses (realized / unrealized),Recognized in the result	46	(505)
Purchases	143	1,993
Settlements	(49)	(865)
Transfers in and / or out of Level	(1,324)	(1,028)
At Fair Value Through Profit or Loss	379	1,563
Total Gains or Losses (Unrealized)	(98)	(434)
Purchases		47
Total gains or losses (realized / unrealized), Recognized in the result		(2)
Transfers in and / or out of Level		13
Fair value, Ending balance	58
Fair value, Beginning balance	152	105
Total gains or losses (realized / unrealized), Recognized in the result	178	46
Total gains or losses (realized / unrealized), Recognized in other comprehensive income	64
Purchases	234	327
Settlements	(552)	(284)
Transfers in and / or out of Level	595	(42)
Fair value, Ending balance	671	152
Total Gains or Losses (Unrealized)	588	56
Fair value, Beginning balance	(125)	(110)
Total gains or losses (realized / unrealized), Recognized in the result	48	(72)
Total gains or losses (realized / unrealized), Recognized in other comprehensive income	(132)
Purchases	(85)	(233)
Settlements	38	148
Transfers in and / or out of Level	(313)	(2)
Fair value, Ending balance	(569)	(125)
Total Gains or Losses (Unrealized)	(349)	(24)
Total gains or losses (realized / unrealized), Recognized in the result	(48)	72
Fair value, Ending balance	(569)	(125)
Fair value, Beginning balance		1,968
Fair value, Ending balance	379	1,563
Level 3 of fair value hierarchy [member] | Swap contract [member]
IfrsStatementLineItems [Line Items]
Fair value, Beginning balance	90	93
Total gains or losses (realized / unrealized), Recognized in the result	151	26
Total gains or losses (realized / unrealized), Recognized in other comprehensive income	64
Purchases		56
Settlements	(73)	(43)
Transfers in and / or out of Level	399	(42)
Fair value, Ending balance	631	90
Total Gains or Losses (Unrealized)	608	90
Fair value, Beginning balance	(111)	(109)
Total gains or losses (realized / unrealized), Recognized in the result	25	(8)
Total gains or losses (realized / unrealized), Recognized in other comprehensive income	(132)
Purchases		(30)
Settlements	21	22
Transfers in and / or out of Level	(314)	(2)
Fair value, Ending balance	(561)	(111)
Total Gains or Losses (Unrealized)	(350)	(46)
Total gains or losses (realized / unrealized), Recognized in the result	(25)	8
Fair value, Ending balance	(561)	(111)
Level 3 of fair value hierarchy [member] | Currency Options Contract [Member]
IfrsStatementLineItems [Line Items]
Fair value, Beginning balance	62	12
Total gains or losses (realized / unrealized), Recognized in the result	27	20
Purchases	228	271
Settlements	(479)	(241)
Transfers in and / or out of Level	196
Fair value, Ending balance	34	62
Total Gains or Losses (Unrealized)	(20)	(34)
Fair value, Beginning balance	(14)	(1)
Total gains or losses (realized / unrealized), Recognized in the result	(73)	(64)
Purchases	(79)	(203)
Settlements	17	126
Transfers in and / or out of Level	1
Fair value, Ending balance	(2)	(14)
Total Gains or Losses (Unrealized)	1	22
Total gains or losses (realized / unrealized), Recognized in the result	73	64
Fair value, Ending balance	(2)	(14)
Level 3 of fair value hierarchy [member] | Forward contract [member]
IfrsStatementLineItems [Line Items]
Purchases	6
Fair value, Ending balance	6
Level 3 of fair value hierarchy [member] | Other Derivative Financial Instruments [Member]
IfrsStatementLineItems [Line Items]
Purchases	(6)
Fair value, Ending balance	(6)
Fair value, Ending balance	(6)
Level 3 of fair value hierarchy [member] | Corporate Securities [Member]
IfrsStatementLineItems [Line Items]
Fair value, Beginning balance	1,563
Total gains or losses (realized / unrealized),Recognized in the result	21	(505)
Purchases	128	47
Settlements	(49)	(865)
Transfers in and / or out of Level	(1,324)	(1,028)
At Fair Value Through Profit or Loss	339	1,563
Total Gains or Losses (Unrealized)	(138)	(434)
Total gains or losses (realized / unrealized), Recognized in the result		(2)
Fair value, Ending balance	58
Fair value, Beginning balance		1,968
Fair value, Ending balance	339	1,563
Level 3 of fair value hierarchy [member] | Corporate Securities [Member] | Shares [Member]
IfrsStatementLineItems [Line Items]
Fair value, Beginning balance
Level 3 of fair value hierarchy [member] | Corporate Securities [Member] | Real Estate Receivables Certificates [Member]
IfrsStatementLineItems [Line Items]
Fair value, Beginning balance	3
Total gains or losses (realized / unrealized),Recognized in the result	(36)	(167)
Purchases	2	1,039
Settlements	(2)	(616)
Transfers in and / or out of Level	184	(801)
At Fair Value Through Profit or Loss	151	3
Total Gains or Losses (Unrealized)	(60)
Fair value, Beginning balance		548
Fair value, Ending balance	151	3
Level 3 of fair value hierarchy [member] | Corporate Securities [Member] | Debentures [Member]
IfrsStatementLineItems [Line Items]
Fair value, Beginning balance	1,478
Total gains or losses (realized / unrealized),Recognized in the result	109	(313)
Purchases	96	855
Settlements		(211)
Transfers in and / or out of Level	(1,599)	(203)
At Fair Value Through Profit or Loss	84	1,478
Total Gains or Losses (Unrealized)	(7)	(432)
Fair value, Beginning balance		1,350
Fair value, Ending balance	84	1,478
Level 3 of fair value hierarchy [member] | Corporate Securities [Member] | Rural Product Note [Member]
IfrsStatementLineItems [Line Items]
Fair value, Beginning balance	61	64
Total gains or losses (realized / unrealized),Recognized in the result	3	(15)
Purchases		62
At Fair Value Through Profit or Loss	7	61
Total Gains or Losses (Unrealized)	(9)
Settlements	(1)	(32)
Transfers in and / or out of Level	(56)	(18)
Fair value, Ending balance	7	61
Level 3 of fair value hierarchy [member] | Corporate Securities [Member] | Eurobonds and others [Member]
IfrsStatementLineItems [Line Items]
Fair value, Beginning balance	8
Total gains or losses (realized / unrealized),Recognized in the result	(1)	(9)
Purchases	11	23
Settlements	(14)	(6)
At Fair Value Through Profit or Loss	4	8
Total Gains or Losses (Unrealized)		(2)
Fair value, Ending balance	4	8
Level 3 of fair value hierarchy [member] | Corporate Securities [Member] | Financial credit bills [Member]
IfrsStatementLineItems [Line Items]
Fair value, Beginning balance	13	6
Total gains or losses (realized / unrealized),Recognized in the result		(1)
Purchases	19	14
Settlements	(32)
Transfers in and / or out of Level	7
At Fair Value Through Profit or Loss	7	13
Transfers in and / or out of Level		(6)
Fair value, Ending balance	7	13
Level 3 of fair value hierarchy [member] | Corporate Securities [Member] | Other Securities [member]
IfrsStatementLineItems [Line Items]
Total gains or losses (realized / unrealized),Recognized in the result		25
At Fair Value Through Profit or Loss	40
Total Gains or Losses (Unrealized)	40
Purchases		15
Fair value, Ending balance	40
Level 3 of fair value hierarchy [member] | Shares [Member]
IfrsStatementLineItems [Line Items]
Total gains or losses (realized / unrealized),Recognized in the result	(54)
Purchases		47
Transfers in and / or out of Level	140
At Fair Value Through Profit or Loss	86
Total Gains or Losses (Unrealized)	(62)
Total gains or losses (realized / unrealized), Recognized in the result		(2)
Fair value, Ending balance	86
Level 3 of fair value hierarchy [member] | Corporate Securitie [Member]
IfrsStatementLineItems [Line Items]
Purchases		1,993
Transfers in and / or out of Level		R$ 13
Level 3 of fair value hierarchy [member] | Corporate Securities Shares [Member]
IfrsStatementLineItems [Line Items]
Fair value, Ending balance	45
Level 3 of fair value hierarchy [member] | Bank Deposit Certificates [Member]
IfrsStatementLineItems [Line Items]
Fair value, Ending balance	R$ 13